PRINCIPAL ACTIVITIES AND ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of principal subsidiaries
As of December 31, 2020, the Company’s principal subsidiaries are as follows:

Subsidiaries	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect	Principal activities
Yunji Holding Limited	Hong Kong	December 20, 2017	100%	Investment holding
Chuangke Information Technology (Shenzhen) Co., Ltd.	Shenzhen	August 28, 2018	100%	Technology development
Zhejiang Youji Supply Chain Management Co., Ltd.	Huzhou	November 30, 2016	100%	Procurement
Anhui Delue Network Technology Co., Ltd.	Hefei	January 15, 2017	100%	Customer service
Zhejiang Jiyuan Network Technology Co., Ltd.	Hangzhou	August 14, 2018	100%	Procurement
Zhejiang Zhelue Network Technology Co., Ltd.	Hangzhou	May 23, 2016	100%	Sales of merchandise
Hangzhou Jichuang Network Technology Co., Ltd.	Hangzhou	May 23, 2016	100%	Investment holding
Yunji Hongkong Limited	Hong Kong	August 25, 2015	100%	Procurement
Ningbo Yunchu Trading Co., Ltd.	Ningbo	May 10, 2018	100%	Custom clearance
Hangzhou Yunchuang Sharing Network Technology Co., Ltd.	Hangzhou	June 13, 2018	100%	Investment holding
Desking technology (HK) Co., Limited	Hong Kong	July 26, 2016	100%	Investment holding and Financing solution
Jironghuishang Commercial Factoring (Tianjin) Co., Ltd	Tianjin	October 16, 2018	100%	Financing solution
Zhejiang Yunxuan Supply Chain Management Co., Ltd	Hangzhou	August 9, 2018	100%	Procurement

Schedule of variable interest entities
As of December 31, 2020, the Company’s principal consolidated VIEs and VIE’s subsidiaries are as follows:

	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect	Principal activities
VIEs and VIE subsidiaries
Yunji Sharing Technology Co., Ltd.	Hangzhou	March 5,2018	100%	Investment holding
Zhejiang Yunji Preferred E-Commerce Co., Ltd.	Hangzhou	June 13, 2018	100%	Investment holding
Zhejiang Jishang Preferred E-Commerce Co., Ltd.	Hangzhou	April 22, 2016	100%	Procurement
Zhejiang Jixiang E-commerce Co., Ltd.	Hangzhou	August 14, 2018	100%	E-Commerce
Hangzhou Fengjing Network Technology Co., Ltd.	Hangzhou	December 18, 2020	100%	Investment holding
Ningbo Meishan Bonded Port Area Jichuang Taihong Venture Capital Partnership (LP) (“Jichuang Taihong”)	Ningbo	January 15, 2019	100%	Investment holding
Hangzhou Heyi e-commerce Co., Ltd.	Hangzhou	August 5, 2020	100%	E-Commerce
Anhui Yunhe Network Technology Co., Ltd. (“Yunhe”)	Hefei	March 28, 2019	100%	Customer service and Procurement

Condensed Balance Sheet [Table Text Block]	The following disclosures present the operations and financial positions of the businesses that currently constitute the VIE entities as of and for the respective periods.):

	As of December 31,
	2019	2020
	RMB	RMB
Cash and cash equivalents	139,323	137,994
Restricted cash	80,289	125,844
Accounts receivable, net	5,271	12,204
Advance to suppliers	21,393	18,334
Inventories, net	19,403	3,500
Amounts due from the Group companies (2)	2,872,259	3,909,067
Amounts due from related parties (1)	5,809	6,603
Prepaid expense and other current assets	171,498	195,428
Property, equipment and software, net	30,057	23,698
Long-term investments	—	34,625
Operating lease right-of-use assets	8,774	8,612
Deferred tax assets	58,613	44,674
Other non-current assets	4,804	7,553

Total assets	3,417,493	4,528,136

Accounts payable	326,014	296,640
Deferred revenue	158,942	35,412
Incentive payables to members	—	8,212
Refund payable to members	26,883	4,398
Members management fee payable	13,805	45,841
Other payable and accrued liabilities	282,189	228,321
Amounts due to the Group companies (3)	2,846,591	4,142,953
Amounts due to related parties (1)	6,039	11,483
Operating lease liabilities, current	4,762	5,160
Operating lease liabilities, non-current	3,735	4,265
Deferred Tax Liability	1	—

Total liabilities (4)	3,668,961	4,782,685

Condensed financial statements

	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Total revenues	2,551,221	4,570,774	3,122,086
Cost of revenues	(593,605)	(2,550,386)	(1,693,547)
Net (loss)/income	(364)	16,071	6,826

Net cash generated by/(used in) operating activities	778,728	(1,019,175)	61,434
Net cash (used in)/generated by investing activities	(25,014)	440,033	(18,347)
Net cash (used in)/generated by financing activities	(208,982)	—	2,300
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(2,302)	288	(1,161)

Net increase/(decrease) in cash, cash equivalents and restricted cash	542,430	(578,854)	44,226
Cash, cash equivalents and restricted cash at beginning of year	256,036	798,466	219,612

Cash, cash equivalents and restricted cash at end of year	798,466	219,612	263,838